SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                              INSTITUTIONAL SHARES

                             DWS Money Market Series

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
                                                                  Institutional
Fee Table                                                            Shares
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(1)                                                    0.13%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses(2)                                                     0.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses(3)                                    0.27
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4), (5)                         0.12
--------------------------------------------------------------------------------
Net Annual Operating Expenses(6)                                      0.15
--------------------------------------------------------------------------------

(1) Effective July 30, 2007 the fund became a feeder fund of Cash Management Portfolio. The management fee is paid at the Portfolio level. Restated on an annualized basis to reflect fee changes that took place on August 1, 2007.

(2) "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% from the fund and 0.03% from the Portfolio.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Master Portfolio, in which the fund invests its assets.



May 5, 2008                                                   [DWS SCUDDER LOGO]
PS403-3600                                                   Deutsche Bank Group

(4) The Portfolio's Advisor has contractually agreed through July 29, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the annual expenses of the Portfolio at 0.15% of the Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Portfolio appears in the "Who Manages and Oversees the Fund -- Organizational Structure" section of this prospectus.)

(5) Through July 29, 2010, the Advisor has contractually agreed to waive all or a portion of its administrative services fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.15% for Institutional Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses.

(6) From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Portfolio and/or the fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

Based on the costs above (including one year of capped expenses in the "1 Year" period and two years of capped expenses in the "3 Years," "5 Years" and "10 Years" periods), this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
                          1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
Institutional Shares        $15            $62          $127           $319
--------------------------------------------------------------------------------








               Please Retain This Supplement for Future Reference



May 5, 2008
PS403-3600
                                       2

[GRAPHIC OMITTED]

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                                 MANAGED SHARES

                             DWS Money Market Series

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                                        Managed Shares
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(1)                                                    0.13%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      None
--------------------------------------------------------------------------------
Other Expenses(2)                                                     0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses(3)                                    0.28
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4), (5)                         0.08
--------------------------------------------------------------------------------
Net Annual Operating Expenses(6)                                      0.20
--------------------------------------------------------------------------------

(1) Effective July 30, 2007 the fund became a feeder fund of Cash Management Portfolio. The management fee is paid at the Portfolio level. Restated on an annualized basis to reflect fee changes that took place on August 1, 2007.

(2) "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% from the fund and 0.03% from the Portfolio.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Master Portfolio, in which the fund invests its assets.


May 5, 2008                                                   [DWS SCUDDER LOGO]
PS23-3600                                                    Deutsche Bank Group

(4) The Portfolio's Advisor has contractually agreed through July 29, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the annual expenses of the Portfolio at 0.15% of the Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Portfolio appears in the "Who Manages and Oversees the Fund -- Organizational Structure" section of this prospectus.)

(5) Through July 29, 2010, the Advisor has contractually agreed to waive all or a portion of its administrative services fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.20% for Managed Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses.

(6) From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Portfolio and/or the fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

Based on the costs above (including one year of capped expenses in the "1 Year" period and two years of capped expenses in the "3 Years," "5 Years" and "10 Years" periods), this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
                       1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Managed Shares           $20            $73            $141            $340
--------------------------------------------------------------------------------



               Please Retain This Supplement for Future Reference



May 5, 2008
PS23-3600
                                       2

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                             PREMIUM CLASS S SHARES

                          PRIME RESERVE CLASS S SHARES

                             DWS Money Market Series

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                           Premium        Prime Reserve
                                                    Class S           Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your
investment                                            None            None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(1)                                   0.13%          0.13%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                      None            None
--------------------------------------------------------------------------------
Other Expenses(2)                                    0.17           0.25
--------------------------------------------------------------------------------
Total Annual Operating Expenses(3)                   0.30           0.38
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4), (5)        0.02           0.01
--------------------------------------------------------------------------------
Net Annual Operating Expenses(6)                     0.28           0.37
--------------------------------------------------------------------------------

(1) Effective July 30, 2007 the fund became a feeder fund of Cash Management Portfolio. The management fee is paid at the Portfolio level. Restated on an annualized basis to reflect fee changes that took place on August 1, 2007.

(2) "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% from the fund and 0.03% from the Portfolio.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Master Portfolio, in which the fund invests its assets.



May 5, 2008                                                   [DWS SCUDDER LOGO]
PS309/402-3600                                               Deutsche Bank Group

(4) The Portfolio's Advisor has contractually agreed through July 29, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the annual expenses of the Portfolio at 0.15% of the Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Portfolio appears in the "Who Manages and Oversees the Fund -- Organizational Structure" section of this prospectus.)

(5) Through July 29, 2010, the Advisor has contractually agreed to waive all or a portion of its administrative services fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.28% for Premium Class S shares and 0.37% for Prime Reserve Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses.

(6) From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Portfolio and/or the fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

Based on the costs above (including one year of capped expenses in the "1 Year" period and two years of capped expenses in the "3 Years," "5 Years" and "10 Years" periods), this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
                       1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Premium Class S
shares                   $29            $92            $165            $377
--------------------------------------------------------------------------------
Prime Reserve
Class S shares            38            120             211             478
--------------------------------------------------------------------------------











               Please Retain This Supplement for Future Reference


May 5, 2008
PS309/402-3600
                                       2